Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of NRG's material related-party transactions with affiliates
The following table summarizes NRG's material related party transactions with third party affiliates:

	Year Ended December 31,
(In millions)	2019	2018	2017
Revenues from Related Parties Included in Operating Revenues
Gladstone	$4	$3	$3
GenConn(a)	—	4	5
Ivanpah(b)	35	20	—
Midway-Sunset	5	5	—
Total	$44	$32	$8